Schedule of Warrant Activity (Details) (Parenthetical)		3 Months Ended		6 Months Ended		9 Months Ended					12 Months Ended
		Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) shares		Sep. 30, 2020 CAD ($) $ / shares shares		Jun. 30, 2020 USD ($) $ / shares shares		Jun. 30, 2019 USD ($)	Sep. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from warrants exercise							$ 417,006				$ 417,006
Change in derivative liability		$ 6,460,513	$ 9,311,304	10,503,941	$ (10,629,119)	22,172,679	(1,096,476)				(18,843,947)		1,892,488
Stock-based compensation				$ 1,411,657	$ 167,770	$ 793,357	$ 1,361,921				$ 1,047,388		$ 43,403
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, Exercised | shares				3,315,200			2,332,900	[1]	2,332,900	[1]	2,332,900	[2]
Warrants exercise price | $ / shares											$ 0.18
Proceeds from warrants exercise											$ 417,006
Change in derivative liability											$ 871,710
Stock-based compensation				$ 210,839
Weighted average exercise price, exercised | $ / shares	[1]								$ 0.25
Proceeds from issuance of warrants							$ 417,006		$ 583,225
Derivative liabilities			$ 871,710				$ 871,710
Warrant [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | (per share)											$ 0.25				$ 0.25
Proceeds from warrants exercise											$ 583,225
Weighted average exercise price, exercised | $ / shares	[2]										$ 0.25
Warrants Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares														$ 0.60
Warrants Eight [Member] | CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares				$ 0.59

[1]	During the nine months ended September 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.
[2]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.